SERIES A CONVERTIBLE PREFERRED UNITS SERIES A CONVERTIBLE PREFERRED UNITS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 12, 2013 USD ($) item vote $ / shares $ / unit shares	Feb. 28, 2014	Mar. 31, 2015 USD ($) shares	Sep. 30, 2014 shares	Mar. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2013 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Capital Unit [Line Items]
Additional capital contributions							$ 25,000
Series A Preferred Unit in-kind distribution and fair value adjustment			$ 0		$ (33)		4,596	$ 1,670	$ 0
Series A Convertible Preferred Units [Member]
Capital Unit [Line Items]
Share price | $ / shares	$ 22.86				$ 22.86
Preferred units agreed to be sold | shares					1,500,000	1,500,000
Units issued and sold | shares	1,715,000
Proceeds from issuance of units	$ 39,200
Series A Preferred Unit in-kind distribution and fair value adjustment			$ 0		$ (33)		$ 4,596	37
Voting rights per preferred unit | vote	1
Rate per outstanding unit per quarter for preferred units to be distributed as in-kind distributions (in dollars per unit) | $ / unit	0.40
Rate per year of the per unit purchase price for preferred units to be distributed as in-kind distributions (as a percent)	7.00%
Rate per unit per quarter used for determination of cash distributions (in dollars per unit) | $ / unit	0.40
Number of succeeding quarters relating to estimated quarterly distributions used for determination of conversion of preferred units | item	4
Collective value of common units as a percentage of preferred units to be convertible on satisfaction of specified condition	110.00%
Conversion of Stock, Shares Converted | shares			2,015,638	2,015,638
Senior Secured Credit Facility [Member] | Series A Convertible Preferred Units [Member]
Capital Unit [Line Items]
Total capital infusion	$ 40,000
General Partner [Member]
Capital Unit [Line Items]
Additional capital contributions	$ 800
Ownership interest held by limited partners (as a percent)	2.00%	2.00%
Series A Preferred Unit in-kind distribution and fair value adjustment								$ 1,670
Conversion of Stock, Shares Converted | shares							0
Common Units [Member] | Series A Convertible Preferred Units [Member]
Capital Unit [Line Items]
Units issued and sold | shares	1,715,000